CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Series A Preferred Stock (Details)			1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2014 USD ($) $ / shares shares	May 14, 2014 USD ($) $ / shares shares	Apr. 30, 2016 $ / shares shares	Jan. 31, 2016 USD ($) shares	Jun. 30, 2015 $ / shares shares	Apr. 30, 2015 USD ($) $ / shares	Jul. 31, 2015 USD ($)	Jan. 31, 2016 USD ($) shares	Dec. 31, 2014 USD ($) item $ / shares shares	Jul. 31, 2016 shares	Mar. 31, 2015 $ / shares	Oct. 24, 2014 $ / shares
Equity
Proceeds from warrant exercises | $							$ 1,512,000	$ 1,487,000
Incremental fair value of warrants | $							$ 436,000	$ 436,000
Adjustment to paid-in capital, warrant fair value | $									$ 204,000
Public Offering
Equity
Price per share | $ / shares			$ 1.195
Number of shares of common stock subject to warrant			1,952,000
Warrants exercise price | $ / shares			$ 1.20
Issuance of common stock, net of expenses of $2,500 (in shares)			3,600,000		3,636,384
Warrant | Public Offering | Underwriters
Equity
Number of shares of common stock subject to warrant					109,091
Warrants exercise price | $ / shares					$ 2.75
Warrants expiration term					5 years
Series A Warrant | Warrant
Equity
Number of shares of common stock subject to warrant									2,042,589
Warrants exercise price | $ / shares									$ 3.70
Adjustment to paid-in capital, warrant fair value | $									$ 845,000
Dividend rate									0.00%
Contractual term									5 years
Expected volatility									88.80%
Series A Warrant | Warrant | Minimum
Equity
Risk-free rate									1.60%
Series A Warrant | Warrant | Maximum
Equity
Risk-free rate									4.00%
Common Stock | Subscription Agreement | Korea Investment Partners
Equity
Price per share | $ / shares												$ 1.85
Common Stock | Subscription Agreement | Minimum | Korea Investment Partners
Equity
Price per share | $ / shares					$ 3.70							$ 3.70
Series A Convertible Redeemable Preferred Stock
Equity
Number of shares sold									4,207,987
Price per share | $ / shares									$ 1.85
Gross proceeds from issuance | $									$ 7,500,000
Series A Convertible Redeemable Preferred Stock | Subscription Agreement
Equity
Number of shares sold									4,207,987
Series A Convertible Redeemable Preferred Stock | Public Offering
Equity
Number of common shares into which share is convertible					4,319,426
Series A Convertible Redeemable Preferred Stock | Series A Warrant
Equity
Number of purchasers of stock | item									47
Number of shares of common stock subject to warrant				564,662				564,662
Proceeds from warrant exercises | $				$ 1,411,655				$ 1,411,655
Incremental fair value of warrants | $						$ 436,000
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Actual
Equity
Warrants exercise price | $ / shares						$ 2.50
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Previously Reported
Equity
Warrants exercise price | $ / shares						$ 3.70					$ 3.70
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Public Offering
Equity
Offering price per share that triggers the issuance of additional shares related to the public offering | $ / shares					$ 3.125
Percentage of public offering price					80.00%
Issuance of common stock, net of expenses of $2,500 (in shares)					77,006
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant
Equity
Number of shares of common stock subject to warrant				1,661,055				1,661,055		1,661,055
Dividend rate						0.00%
Risk-free rate						1.60%
Expected volatility						85.90%
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant | Minimum
Equity
Contractual term						4 years
Series A Convertible Redeemable Preferred Stock | Series A Warrant | Warrant | Maximum
Equity
Contractual term						5 years
Series A Convertible Redeemable Preferred Stock | Service Provider Warrant | Warrant
Equity
Number of shares of common stock subject to warrant	316,395
Warrants exercise price | $ / shares	$ 2.035
Warrant expense | $	$ 99,000
Series A Convertible Redeemable Preferred Stock | Convertible Debt Warrant | Warrant
Equity
Conversion of convertible notes payable to common stock (in shares)					54,054
Number of shares of common stock subject to warrant		343,559		289,505				289,505		289,505
Warrants exercise price | $ / shares		$ 1.85
Adjustment to paid-in capital, warrant fair value | $		$ 105,000
Contractual term	5 years	5 years